Distribution of the Bank’s profit and Earnings per share	12 Months Ended
Dec. 31, 2018
Distribution of the Bank’s profit and Earnings per share
Distribution of the Bank’s profit and Earnings per share

4.  Distribution of the Bank’s profit and Earnings per share

4.1 Distribution of the Bank’s profit

The distributions of the Bank’s net profit for the years ended December 31, 2016, 2017 and 2018 approved by the Board of Directors during the annual general meetings are as follows:

	2016	2017	2018

Profit of the year	16,536	18,678	19,356
Dividends declared	17,468	8,910	9,228
Dividend per share (pesos)	2.58	1.31	1.36
Date of payment	05/26/2016 and	05/30/2017 and	06/29/2018 and
	12/30/2016	12/27/2017	12/28/2018

As mentioned in Notes 3.6 and 28.d, the Former Group declared a dividend of 1,822 million pesos in December 2018 to make equivalent the book value of the shares of the Former Group with those of the Bank, which was paid on January 25, 2018 by the Bank.

4.2 Earnings per share

According to IAS 33 Earnings per share, the Bank should present and adjust retrospectively, the basic and diluted earnings per share, if the number of ordinary or potential shares outstanding increases as a result of a capitalization, bonus issue or share split, or decreases as a result of a reverse share split.

i.   Basic earnings per share

Basic earnings per share are calculated by dividing the profit attributable to the Parent by the weighted average number of shares outstanding during the year, excluding the average number of treasury shares, if any, held in the year (see Note 28.d).

Accordingly, basic earnings per share after the Merger were determined as follows:

	2016	2017	2018

Profit attributable to the Parent	16,536	18,678	19,353
Profit attributable to the Parent (net of non-controlling interest)	16,536	18,678	19,353
Weighted average number of shares outstanding	6,777,381,551	6,777,381,551	6,776,220,369
Basic earnings per share (pesos)	2.44	2.76	2.86

ii.   Diluted earnings per share

In calculating diluted earnings per share, the amount of profit attributable to the Parent and the weighted average number of shares issued, excluding the average number of treasury shares, are adjusted to consider all the dilutive effects inherent to potential shares (see Note 28.d).

Accordingly, diluted earnings per share after the Merger were determined as follows:

	2016	2017	2018

Profit attributable to the Parent	16,536	18,678	19,353
Profit attributable to the Parent (net of non-controlling interest)	16,536	18,678	19,353
Weighted average number of shares outstanding	6,777,381,551	6,777,381,551	6,776,220,369
Dilutive effect of rights on shares	9,612,806	9,612,806	10,773,988
Adjusted number of shares	6,786,994,357	6,786,994,357	6,786,994,357
Diluted earnings per share (pesos)	2.44	2.75	2.85